Vessels, net/ Advances for vessel acquisitions	6 Months Ended
Jun. 30, 2021
Vessels, net/ Advances for vessel acquisitions [Abstract]
Vessels, net/ Advances for vessel acquisitions
5.	Vessels, net/ Advances for vessel acquisitions:

(a) Vessels, net:
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628
— Acquisitions, improvements and other vessel costs	213,027,388	—	213,027,388
— Transfers from Advances for vessel acquisitions	33,130,851	—	33,130,851
— Period depreciation	—	(3,686,920)	(3,686,920)
Balance June 30, 2021	307,064,333	(6,547,386)	300,516,947

Vessel Acquisitions and other Capital Expenditures:

During the six month period ended June 30, 2021, the Company agreed to acquire 12 dry bulk carriers and 8 tanker vessels for an aggregate cash consideration of $303.7 million (the “2021 Vessel Acquisitions”). Of the 2021 Vessel Acquisitions, 17 were concluded during the six months ended June 30, 2021, whereas, the remaining are expected to be concluded in the third quarter of 2021. The concluded acquisitions were financed in their entirety with cash on hand. Details regarding the 2021 Vessel Acquisitions delivered as of June 30, 2021, are discussed below.

On January 20, 2021, the Company, through Pumba, entered into an agreement to purchase a 2006 Japanese-built Capesize dry bulk carrier, the Magic Orion, from an unaffiliated third party for a purchase price of $17.5 million. The Magic Orion was delivered to the Company on March 17, 2021.

On January 28, 2021, the Company, through Super Mario, entered into an agreement to purchase a 2010 Japanese-built Kamsarmax dry bulk carrier, the Magic Venus, from an unaffiliated third party for a purchase price of $15.89 million. The Magic Venus was delivered to the Company on March 2, 2021.

On February 2, 2021, the Company, through Kabamaru, entered into an agreement to purchase a 2009 Japanese-built Kamsarmax dry bulk carrier, the Magic Argo, from an unaffiliated third party for a purchase price of $14.5 million. The Magic Argo was delivered to the Company on March 18, 2021.

On February 5, 2021, the Company, through Rocket and Gamora, entered into agreements to purchase two 2005 Korean-built Aframax LR2 tankers, the Wonder Polaris and the Wonder Sirius, for an aggregate purchase price of $27.2 million from an unaffiliated third-party seller. The Wonder Polaris and the Wonder Sirius were delivered to the Company on March 11, 2021 and March 22, 2021, respectively.

On February 18, 2021, the Company, through Luffy, entered into an agreement to purchase a 2010 Korean-built Kamsarmax dry bulk carrier, the Magic Twilight, from an unaffiliated third party for a purchase price of $14.8 million. The Magic Twilight was delivered to the Company on April 9, 2021.

On March 9, 2021, the Company, through Snoopy, entered into an agreement to purchase a 2010 Korean-built Kamsarmax dry bulk carrier, the Magic Nebula, from an unaffiliated third party for a purchase price of $15.5 million. The Magic Nebula was delivered to the Company on May 20, 2021.

On March 11, 2021, the Company, through Liono, entered into an agreement to purchase a 2011 Japanese-built Kamsarmax dry bulk carrier, the Magic Thunder, from an unaffiliated third party for a purchase price of $16.9 million. The Magic Thunder was delivered to the Company on April 13, 2021.

On April 9, 2021, the Company, through Cinderella, entered into an agreement to purchase a 2011 Japanese-built Panamax dry bulk carrier, the Magic Eclipse, from an unaffiliated third party for a purchase price of $18.5 million. The Magic Eclipse was delivered to the Company on June 7, 2021.

On April 15, 2021, the Company, through Mulan, entered into an agreement to purchase a 2015 Chinese-built Kamsarmax dry bulk carrier, the Magic Starlight, from an unaffiliated third party for a purchase price of $23.5 million. The Magic Starlight was delivered to the Company on May 23, 2021.

On April 16, 2021, the Company, through Starlord, entered into an agreement to purchase a 2005 Korean-built Aframax tanker, the Wonder Vega, from an unaffiliated third party for a purchase price of $14.8 million. The Wonder Vega was delivered to the Company on May 21, 2021.

On April 27, 2021, the Company, through Stewie, entered into an agreement to purchase a 2011 Chinese-built Panamax dry bulk carrier, the Magic Vela, from an unaffiliated third party for a purchase price of $14.5 million. The Magic Vela was delivered to the Company on May 12, 2021.

On April 29, 2021, the Company, through Vision, Xavier, Hawkeye, Colossus and Elektra, entered into separate agreements for the en bloc acquisition from an unaffiliated third party of a tanker fleet comprising of two 2006 Korean-built MR1 tankers, two 2004 Korean-built Aframax/LR2 tankers and one 2002 Korean-built Aframax/LR2 tanker for an aggregate purchase price of $49.3 million. The Wonder Avior, Wonder Mimosa, Wonder Arcturus, Wonder Musica and Wonder Formosa were delivered to the Company on May 27, May 31, May 31, June 15 and June 22, 2021, respectively.

During the six months ended June 30, 2021, the Company incurred aggregate vessel improvement costs of $0.9 million related to (i) the partial installation of a ballast water management system (“BWMS”) on the Wonder Mimosa that was undergoing dry dock as of June 30, 2021, and (ii) the $349,287 consideration paid for the already installed BWMS of the Magic Vela upon completion of its acquisition from the Company.

As of June 30, 2021, 8 of the 23 vessels in the Company’s fleet having an aggregate carrying value of $75,644,907 were first priority mortgaged as collateral to their loan facilities (Note 6).

(b) Advances for vessel acquisitions

The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2020	$—
— Advances for vessel acquisitions and other vessel pre-delivery costs	42,373,858
—Transfer to Vessels, net (a)	(33,130,851)
Balance June 30, 2021	$9,243,007

During the six months ended June 30, 2021, the Company took delivery of a number of the vessels discussed under (a) above and, hence, advances paid in the period for these vessels were transferred from Advances for vessel acquisitions to Vessels, net.